Capital management (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Schedule of net debt to adjusted equity ratio

		June 30, 2026	December 31, 2025
		(In thousands of Korean won)
Total liabilities	₩	12,757,981	9,668,292
Less: Cash and cash equivalents		(312,427)	(335,814)
Net debt		12,445,554	9,332,478
Total equity	₩	(5,914,543)	(3,198,381)
Net debt to total equity ratio (*)		-	-

(*)	Net debt to total equity ratio is not calculated as total equity is negative.

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Total liabilities	₩	9,668,292	7,915,357
Less: Cash and cash equivalents		(335,814)	(3,662,174)
Net debt		9,332,478	4,253,183
Total equity	₩	(3,198,381)	826,608
Net debt to total equity ratio (*)		-	5.15

(*)	Net debt to total equity ratio is not calculated as total equity is negative.